Guarantor Financial Information - Consolidated Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	$ 175,237	$ (139,039)	$ 199,391
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	2,859	4,373	4,397
Comprehensive income (loss)	178,096	(134,666)	203,788
Eliminations [Member]
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	(35,939)	(16,487)	(56,100)
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	0	0	0
Comprehensive income (loss)	(35,939)	(16,487)	(56,100)
Parent Issuer [Member]
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	175,237	(139,039)	199,391
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	2,859	4,373	4,397
Comprehensive income (loss)	178,096	(134,666)	203,788
Guarantors [Member]
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	38,676	19,341	27,767
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	0	0	0
Comprehensive income (loss)	38,676	19,341	27,767
Non-Guarantors [Member]
Condensed Statement of Comprehensive Income [Line Items]
Net earnings (loss)	(2,737)	(2,854)	28,333
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments	0	0	0
Comprehensive income (loss)	$ (2,737)	$ (2,854)	$ 28,333